Financial Instruments - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Total derivatives - Assets	$ 1,085	$ 350
Total derivatives - Liabilites	18,807	9,010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liabilities, Noncurrent	14,907	8,962
Designated as Hedging Instrument
Derivatives designated as hedging instruments
Subtotal - Assets	391	0
Subtotal - Liabilities	15,223	5,000
Designated as Hedging Instrument | Interest Rate Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	131	0
Derivative Liability, Current	3,024	30
Designated as Hedging Instrument | Interest Rate Swaps | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	260	0
Derivative Liabilities, Noncurrent	12,199	4,970
Not Designated as Hedging Instrument
Derivatives not designated as hedging instruments
Subtotal - Assets	694	350
Subtotal - Liabilities	3,584	4,010
Not Designated as Hedging Instrument | Interest Rate Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	121	18
Not Designated as Hedging Instrument | Interest Rate Swaps | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	0	0
Derivative Liabilities, Noncurrent	66	20
Not Designated as Hedging Instrument | Bunker Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	520	0
Derivative Liability, Current	755	0
Not Designated as Hedging Instrument | Bunker Swaps | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	27	0
Derivative Liabilities, Noncurrent	2,642	3,972
Not Designated as Hedging Instrument | Bunker Call Options | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	147	217
Derivative Liability, Current	0	0
Not Designated as Hedging Instrument | Bunker Call Options | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	0	133
Derivative Liabilities, Noncurrent	$ 0	$ 0